TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets
	December 31,
	2014	2013

Net operating loss carry forward	$16,389	$16,926
Allowance and reserve	346	351

Total deferred tax assets before valuation allowance	16,735	17,277
Valuation allowance	(16,735)	(17,277)

Net deferred tax assets	$-	$-